Apr. 26, 2024
Ultra Short Income Portfolio
Ultra-Short Income Portfolio

Summary Prospectus and
Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Fund Trust

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 28, 2024, as amended

Ultra-Short Income Portfolio (the "Fund")

Effective May 1, 2024, the Rule 12b-1 fee waiver for Class A shares of the Fund will be amended to reflect that the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% (increased from 0.10%) of the average daily net assets of such shares on an annualized basis. There is no change to the current expense limitation arrangement for Class A shares of the Fund.

Accordingly, the following changes will be made to the Summary Prospectus and Prospectus effective May 1, 2024:

The first footnote in the section of the Summary Prospectus entitled "Fees and Expenses" and in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

[1] The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Please retain this supplement for future reference.